EXHIBIT 99.3
Copy of the unaudited condensed balance sheets as of June 30, 2006 and December 31,
2005, the unaudited condensed statements of income and comprehensive income for the three and six month periods ended June 30, 2006 and June 30, 2005, the unaudited condensed statements of changes in shareholders' equity for the six month period ended
June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the six month periods ended June 30, 2006 and June 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30,
2006, as filed with the Commission on August 9, 2006.